Business Segments and Related Information	12 Months Ended
Dec. 31, 2024
Business Segments and Related Information [Abstract]
Disclosure of entity's operating segments [text block]
04 –
Business segments and related information
Deutsche Bank’s segmental information has been prepared in accordance with the management approach, which requires presentation of the segments on the basis of the internal management reports of the entity which are regularly reviewed by the chief operating decision maker, which is the Deutsche Bank Management Board, in order to assess the financial performance of the business segments and for allocating resources to the business segments.
Business segments
Deutsche Bank’s segment reporting follows the organizational structure as reflected in the Group’s internal management reporting systems, which are the basis for assessing the financial performance of the business segments and for allocating resources to them.
The bank’s business operations are organized under the divisional structure comprising the following corporate divisions:
– Corporate Bank
– Investment Bank
– Private Bank
– Asset Management
– Corporate & Other
The Group consists of the following reportable segments: Corporate Bank, Investment Bank, Private Bank, Asset Management and Corporate & Other.
Corporate Bank reports revenues based on three client categories: Institutional Client Services, Corporate Treasury Services and Business Banking.
Investment Bank reports revenues in the categories Fixed Income & Currencies (FIC), Origination & Advisory as well as Research and Other.
Private Bank reports revenues in the client sectors Wealth Management & Private Banking and Personal Banking.
Asset Management reports revenues in the categories Management Fees, Performance and Transaction Fees and Other.
Corporate & Other includes revenues, costs and resources held centrally that are not allocated to the individual business segments as well as valuation and timing differences that arise on derivatives used to hedge the Group’s balance sheet. These are accounting impacts, and valuation losses are expected to be recovered over time as the underlying instruments approach maturity. In addition, Corporate & Other contains financial impacts of legacy portfolios, previously reported as the Capital Release Unit.
As announced in the Annual Report 2022, having fulfilled the Capital Release Unit’s de-risking and cost reduction mandate from 2019 through year end 2022, the Capital Release Unit ceased to be reported as a separate segment with effect from the first quarter of 2023. The remaining portfolio, resources and employees are reported within the Corporate & Other segment. In line with the change, the Core Bank, which previously represented the Group excluding the Capital Release Unit, ceased to be reported as of the first quarter of 2023.
In addition, based on management decisions during the reporting period further divisional changes were introduced.
The prior years' segmental information is presented in the current structure.
Changes in the presentation for segments
Commencing from the first quarter of 2024, Investment Bank renamed FIC Sales and Trading to “Fixed Income & Currencies (FIC)” and introduced additional sub-categories, entitled “Fixed Income & Currencies: Financing” and “Fixed Income & Currencies: Ex Financing” to provide additional transparency regarding the revenue composition of FIC. Origination & Advisory revenues continue to be presented with the sub-categories Debt Origination, Equity Origination and Advisory. Additionally, Research revenues are reported together with Other in “Research and Other”. Prior years’ comparatives are presented in the current reporting structure.
Commencing from the first quarter of 2024, Private Bank is following a customer-focused approach by classifying the existing customer base into two distinct global client sectors: “Personal Banking” as well as “Wealth Management & Private Banking”. This approach reflects the focus to serve clients in a more targeted and effective way across the Private Bank. Wealth Management & Private Banking combines the coverage of private banking, high-net-worth and ultra high-net-worth clients, as well as business clients in selected international businesses (reflecting the ‘Bank for Entrepreneurs’ strategy). The client sector Personal Banking includes retail and affluent customers as well as commercial banking clients in Italy and Spain (i.e., all small business clients and small sized corporate clients that are not covered as part of the Wealth Management & Private Banking client sector). Prior years’ comparatives are presented in the current reporting structure.
Within the new Private Bank coverage area ‘Wealth Management & Private Banking’, private clients benefit from a wider product range with increased emphasis on investment advice. As a result, demand deposits of Private Banking Germany were reclassified to assets under management, ensuring a consistent treatment within ‘Wealth Management & Private Banking’. Prior years’ comparatives are presented in the current reporting structure.
Measurement of segment profit or loss
Segment reporting requires a presentation of the segment results based on management reporting methods, including a reconciliation between the results of the business segments and the consolidated financial statements, which is presented in the “Segment results of operations” section within this note. The information provided about each segment is based on internal management reporting about segment profit or loss, assets and other information which is regularly reviewed by the chief operating decision maker. Segment assets are presented in the Group’s internal management reporting based on a consolidated view, i.e., the amounts do not include intersegment balances. The Group`s internal management reporting does not consider segment liabilities or interest expense separately. Similarly, depreciation and amortization, tax expenses and other comprehensive income are not presented separately internally and are therefore not disclosed here.
Non-IFRS compliant accounting methods used in the Group’s management reporting represent either valuation or classification differences. The largest valuation differences relate to measurement at fair value in management reporting versus measurement at amortized cost under IFRS and to the recognition of trading results from own shares in revenues in management reporting (in Investment Bank) and in equity under IFRS. The major classification difference relates to noncontrolling interest, which represents the net share of minority shareholders in revenues, provision for credit losses, noninterest expenses and income tax expenses. Noncontrolling interest is reported as a component of the profit before tax of the businesses in management reporting (with a reversal in Corporate & Other) and a component of net income appropriation under IFRS.
Since the Group’s business activities are diverse in nature and its operations are integrated, certain estimates and judgments have been made to apportion revenue and expense items among the business segments.
The management reporting systems allocate the Group’s external net interest income according to the value of funding consumed or provided by each business segment’s activities, in accordance with the bank’s internal funds transfer pricing framework. Furthermore, to retain comparability with those competitors that have legally independent units with their own equity funding, the Group allocates a net notional interest benefit on its consolidated capital, in line with each segment’s proportion of average shareholders’ equity.
Management uses certain measures for equity and related ratios as part of its internal reporting system because it believes that these measures provide it with a useful indication of the financial performance of the business segments. The Group discloses such measures to provide investors and analysts with further insight into how management operates the Group’s businesses and to enable them to better understand the Group’s results.
Allocation of Average Shareholder’s Equity
Shareholders’ equity is fully allocated to the Group’s segments based on the regulatory capital demand of each segment. Regulatory capital demand reflects the combined contribution of each segment to the Groups’ Common Equity Tier 1 (CET1) ratio, the Groups’ leverage ratio and the Group’s capital loss under stress. Contributions in each of the three dimensions are weighted to reflect their relative importance and level of constraint for the Group. Contributions to the CET1 ratio and the leverage ratio are measured through risk-weighted assets and leverage ratio exposure. The Group’s capital loss under stress is a measure of the Group’s overall economic risk exposure under a defined stress scenario. Goodwill and other intangible assets are directly attributed to the Group’s segments in order to allow the determination of allocated tangible shareholders’ equity and the respective returns. Shareholders’ equity and tangible shareholders’ equity is allocated on a monthly basis and averaged across quarters and for the full year.
Changes to capital allocation framework
Starting in 2024, Deutsche Bank has changed the allocation of tangible shareholders’ equity across segments. In addition, the bank now retains capital held against Deutsche Bank Group items in Corporate & Other, which has previously been allocated to the segments. Prior years’ comparatives are presented in the current reporting structure. While the adjustment of the prior periods’ allocations impact the segmental RoTE, the respective Group metrics are unaffected by the change.
Driver-Based Cost Management allocations methodology change
In the first quarter of 2023, the bank introduced a Driver-Based Cost Management methodology for the allocation of costs originated in respective infrastructure functions which aims to provide transparency over the drivers of Infrastructure costs and links costs more closely to service consumption by segments. During 2023, costs relating to Infrastructure functions were allocated using an actuals to plan approach, with the exception of technology development costs which were charged to the divisions based on actual expenditures. Beginning 2024, all infrastructure costs were charged to divisions based on actual costs and service consumption. Prior years’ comparatives are presented in the current reporting structure. For the full year 2023, the change in methodology resulted in an increase in noninterest expenses (corresponding decrease in profit before tax) for Corporate Bank of € 175 million and a corresponding decrease in noninterest expenses (corresponding increase in profit before tax) for Investment Bank of € 42 million, for Private Bank of € 48 million, for Asset Management of € 0 million and for Corporate and Other of € 84 million. While the update of the 2023 allocations impacted the segmental post-tax returns on average tangible shareholders’ equity and cost/income ratio, the respective Group metrics are unaffected by the methodology change.
Changes to Operational Risk RWA allocation framework
Starting in 2024, Deutsche Bank introduced a refined and more granular framework to allocate operational risk RWA to the segments. While the respective segmental RWA metrics are impacted by the change in methodology with a more pronounced impact from the second quarter of 2024 onwards, the Group’s operational risk RWA are unaffected by the change.
Strategic Liquidity Reserve Profit and Loss Allocation
Commencing from the first quarter of 2022, the methodology for divisional intra-year allocations of profit or loss earned on the Strategic Liquidity Reserves has been refined. As part of the introduction of the new methodology, the intra-year profit and loss volatility is held centrally in Corporate & Other in order to better reflect the underlying performance of the business divisions. The implementation of the new methodology does not impact the overall Group revenues or the annual business allocations, therefore the full year results for 2022 are not impacted.
Tax Exempt Securities
Net interest income as a component of net revenues, profit (loss) before tax and related ratios are presented on a fully taxable-equivalent basis for U.S. tax-exempt securities for the Investment Bank. This enables management to measure performance of taxable and tax-exempt securities on a comparable basis. This presentation resulted in an increase in Investment Bank net interest income of € 23 million for full year 2024, € 10 million for full year 2023 and € 33 million for full year 2022. This increase is offset in Group consolidated figures through a reversal in Corporate & Other. The predominant tax rate used for 2024, 2023 and 2022 in determining the fully taxable equivalent of net interest income was 21% and related to U.S. tax exempt securities.
Segmental results of operations
The following tables present the results of the Group’s business segments, including the reconciliation to the consolidated results of operations under IFRS.
	2024
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Corporate & Other	Total Consolidated
Net revenues[1]	7,506	10,558	9,386	2,649	1,406	31,504
Provision for credit losses	347	549	851	(1)	83	1,830
Noninterest expenses
Compensation and benefits	1,603	2,682	2,934	919	3,593	11,731
General and administrative expenses	3,481	3,979	4,372	904	(1,494)	11,243
Impairment of goodwill and other intangible assets	0	0	0	0	0	0
Restructuring activities	(1)	(0)	(3)	0	0	(3)
Total noninterest expenses	5,084	6,661	7,304	1,823	2,099	22,971
Noncontrolling interests	0	5	0	194	(199)	0
Profit (loss) before tax	2,075	3,343	1,231	632	(577)	6,703

Assets (in € bn)[2]	280	756	324	11	21	1,391
Loans (gross of allowance for loan losses, in € bn)	117	110	257	0	5	490
Additions to non-current assets	12	3	160	30	1,884	2,091
Deposits (in € bn)	313	22	320	0	13	668
Average allocated shareholders' equity	11,682	23,672	13,990	5,329	11,679	66,353

Risk-weighted assets (in € bn)	78	130	97	18	34	357
of which: operational risk RWA (in € bn)[3]	11	15	14	5	13	58
Leverage exposure (in € bn)	339	593	336	10	38	1,316
Employees (full-time equivalent)	26,317	20,107	37,072	5,169	1,088	89,753

Post-tax return on average shareholders’ equity[4,5]	11.7%	9.1%	5.2%	8.0%	N/M	5.5%
Post-tax return on average tangible shareholders’ equity[4,5]	12.6%	9.4%	5.2%	18.0%	N/M	6.2%
Cost/income ratio[6]	67.7%	63.1%	77.8%	68.8%	N/M	72.9%

[1] includes:
Net interest income	4,960	3,398	5,786	25	991	15,161
Net income (loss) from equity method investments	(1)	(46)	21	36	2	12
[2] includes:
Equity method investments	90	379	102	451	6	1,028

N/M – Not meaningful
[3] Starting from the first quarter of 2024, the allocation of operational risk RWA has changed. For more information, please refer to section “Note 4 - Business segments and related information” of this report
[4] Starting from the first quarter of 2024, the equity allocation framework has been updated. For more information, please refer to section “Note 4 - Business segments and related information” of this report
[5] The post-tax return on average shareholders’ equity and average tangible shareholders’ equity at the Group level reflects the reported effective tax rate for the Group, which was 33% for the year ended December 31, 2024 ; for the post-tax return on average shareholders’ equity and average tangible shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28% for the year ended December 31, 2024 ; for further information, please refer to “Supplementary Information (Unaudited): Non-GAAP Financial Measures” of this report
[6] Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
	2023
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Corporate & Other	Total Consolidated
Net revenues[1]	7,718	9,160	9,571	2,383	2,324	31,155
Provision for credit losses	266	431	783	(1)	26	1,505
Noninterest expenses
Compensation and benefits	1,530	2,526	2,805	891	3,378	11,131
General and administrative expenses	3,122	4,091	4,696	934	(2,731)	10,112
Impairment of goodwill and other intangible assets	0	233	0	0	0	233
Restructuring activities	(4)	(3)	228	0	(1)	220
Total noninterest expenses	4,648	6,847	7,730	1,825	646	21,695
Noncontrolling interests	0	3	0	163	(166)	0
Profit (loss) before tax	2,804	1,879	1,058	396	1,817	7,955

Assets (in € bn)[2]	264	658	331	10	54	1,317
Loans (gross of allowance for loan losses, in € bn)	117	101	261	0	6	485
Additions to non-current assets	13	89	90	73	1,853	2,118
Deposits (in € bn)	289	18	308	0	10	625
Average allocated shareholders' equity	11,547	23,544	13,219	5,157	9,681	63,149

Risk-weighted assets (in € bn)	69	140	86	15	40	350
of which: operational risk RWA (in € bn)[3]	6	22	8	3	19	57
Leverage exposure (in € bn)	307	546	339	10	39	1,240
Employees (full-time equivalent)	25,439	20,063	38,411	4,963	1,254	90,130

Post-tax return on average shareholders’ equity[4,5]	16.6%	4.8%	4.8%	5.1%	N/M	9.1%
Post-tax return on average tangible shareholders’ equity[4,5]	17.8%	4.9%	5.2%	12.0%	N/M	10.2%
Cost/income ratio[6]	60.2%	74.7%	80.8%	76.6%	N/M	69.6%

[1] includes:
Net interest income	5,115	3,013	6,156	(124)	1,963	16,122
Net income (loss) from equity method investments	(6)	(70)	(5)	42	2	(38)
[2] includes:
Equity method investments	91	413	84	420	5	1,013

N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year
[3] Starting from the first quarter of 2024, the allocation of operational risk RWA has changed. For more information, please refer to section “Note 4 - Business segments and related information” of this report
[4] Starting from the first quarter of 2024, the equity allocation framework has been updated. For more information, please refer to section “Note 4 - Business segments and related information” of this report
[5] The post-tax return on average shareholders’ equity and average tangible shareholders’ equity at the Group level reflects the reported effective tax rate for the Group, which was 19% for the year ended December 31, 2023; for the post-tax return on average shareholders’ equity and average tangible shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28% for the year ended December 31, 2023; for further information, please refer to “Supplementary Information (Unaudited): Non-GAAP Financial Measures” of this report
[6] Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
	2022
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Corporate & Other	Total Consolidated
Net revenues[1]	6,337	10,016	9,152	2,608	(1,050)	27,063
Provision for credit losses	335	319	583	(2)	(9)	1,226
Noninterest expenses
Compensation and benefits	1,416	2,379	2,783	899	3,235	10,712
General and administrative expenses	2,790	4,061	4,193	883	(2,199)	9,728
Impairment of goodwill and other intangible assets	0	0	0	68	0	68
Restructuring activities	(19)	15	(113)	0	(2)	(118)
Total noninterest expenses	4,187	6,455	6,863	1,850	1,035	20,390
Noncontrolling interests	0	15	0	174	(190)	0
Profit (loss) before tax	1,816	3,228	1,705	585	(1,886)	5,447

Assets (in € bn)[2]	258	677	333	10	67	1,344
Loans (gross of allowance for loan losses, in € bn)	122	103	265	0	6	496
Additions to non-current assets	3	4	177	41	2,267	2,494
Deposits (in € bn)	289	16	317	0	7	629
Average allocated shareholders' equity	11,668	22,478	12,945	5,437	7,580	60,109

Risk-weighted assets (in € bn)	74	139	88	13	46	360
of which: operational risk RWA (in € bn)[3]	5	23	8	3	19	58
Leverage exposure (in € bn)	321	530	344	9	36	1,240
Employees (full-time equivalent)	22,621	17,946	37,710	4,778	1,876	84,930

Post-tax return on average shareholders’ equity[4,5]	10.3%	9.3%	8.6%	7.3%	N/M	8.2%
Post-tax return on average tangible shareholders’ equity[4,5]	11.1%	9.6%	9.2%	17.0%	N/M	9.1%
Cost/income ratio[6]	66.1%	64.4%	75.0%	70.9%	N/M	75.3%

[1] includes:
Net interest income	3,628	3,467	5,222	(65)	1,732	13,983
Net income (loss) from equity method investments	4	50	27	66	6	152
[2] includes:
Equity method investments	90	501	99	415	20	1,124

N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year
[3] Starting from the first quarter of 2024, the allocation of operational risk RWA has changed. For more information, please refer to section “Note 4 - Business segments and related information” of this report
[4] Starting from the first quarter of 2024, the equity allocation framework has been updated. For more information, please refer to section “Note 4 - Business segments and related information” of this report
[5] The post-tax return on average shareholders’ equity and average tangible shareholders’ equity at the Group level reflects the reported effective tax rate for the Group, which was (2) % for the year ended December 31, 2022; for the post-tax return on average shareholders’ equity and average tangible shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28% for the year ended December 31, 2022; for further information, please refer to “Supplementary Information (Unaudited): Non-GAAP Financial Measures” of this report
[6] Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
Corporate Bank
				2024 increase (decrease) from 2023		2023 increase (decrease) from 2022
in € m. (unless stated otherwise)	2024	2023	2022	in € m.	in %	in € m.	in %
Net revenues
Corporate Treasury Services	4,223	4,399	3,827	(176)	(4)	572	15
Institutional Client Services	1,956	1,895	1,580	62	3	314	20
Business Banking	1,326	1,424	930	(98)	(7)	494	53
Total net revenues	7,506	7,718	6,337	(212)	(3)	1,381	22
Of which:
Net interest income	4,960	5,115	3,628	(154)	(3)	1,487	41
Net commissions and fee income	2,434	2,328	2,356	106	5	(28)	(1)
Remaining income	111	275	354	(164)	(59)	(79)	(22)
Provision for credit losses	347	266	335	81	30	(68)	(20)
Noninterest expenses
Compensation and benefits	1,603	1,530	1,416	73	5	114	8
General and administrative expenses	3,481	3,122	2,790	359	12	332	12
Impairment of goodwill and other intangible assets	0	0	0	0	N/M	0	N/M
Restructuring activities	(1)	(4)	(19)	4	(86)	15	(77)
Total noninterest expenses	5,084	4,648	4,187	436	9	461	11
Noncontrolling interests	0	0	0	0	N/M	0	N/M
Profit (loss) before tax	2,075	2,804	1,816	(729)	(26)	988	54

Employees (front office, full-time equivalent)[1]	7,943	7,682	7,332	261	3	350	5
Employees (business-aligned operations, full-time equivalent)[1]	8,089	7,976	7,114	113	1	862	12
Employees (allocated central infrastructure, full-time equivalent)[1]	10,285	9,781	8,175	504	5	1,606	20
Total employees (full-time equivalent)[1]	26,317	25,439	22,621	878	3	2,818	12
Total assets (in € bn)[1,2]	280	264	258	16	6	6	2
Risk-weighted assets (in € bn)[1]	78	69	74	9	13	(5)	(7)
of which: operational risk RWA (in € bn)[1,3]	11	6	5	5	94	0	5
Leverage exposure (in € bn)[1]	339	307	321	33	11	(14)	(4)
Deposits (in € bn)[1]	313	289	289	23	8	1	0
Loans (gross of allowance for loan losses, in € bn)[1]	117	117	122	(0)	(0)	(5)	(4)
Cost/income ratio[4]	67.7%	60.2%	66.1%	N/M	7.5ppt	N/M	(5.8)ppt
Post-tax return on average shareholders' equity[5,6]	11.7%	16.6%	10.3%	N/M	(4.8)ppt	N/M	6.2ppt
Post-tax return on average tangible shareholders’ equity[5,6]	12.6%	17.8%	11.1%	N/M	(5.3)ppt	N/M	6.8ppt

N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year
[1] As of year-end
[2] Segment assets are presented on a consolidated basis, i.e., the amounts do not include intersegment balances
[3] Starting from the first quarter of 2024, the allocation of operational risk RWA has changed. For more information, please refer to section “Note 4 - Business segments and related information” of this report
[4] Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[5] Starting from the first quarter of 2024, the equity allocation framework has been updated. For more information, please refer to section “Note 4 - Business segments and related information” of this report
[6] For the post-tax return on average shareholders’ equity and average tangible shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28 % for the years 2024, 2023 and 2022 ; for further information, please refer to “Supplementary Information (Unaudited): Non-GAAP Financial Measures” of this report
Investment Bank
				2024 increase (decrease) from 2023		2023 increase (decrease) from 2022
in € m. (unless stated otherwise)	2024	2023	2022	in € m.	in %	in € m.	in %
Net revenues
Fixed Income & Currencies (FIC)	8,610	7,893	8,861	717	9	(968)	(11)
Fixed Income & Currencies: Financing	3,205	2,867	2,953	339	12	(86)	(3)
Fixed Income & Currencies: Ex-Financing	5,405	5,026	5,909	378	8	(882)	(15)
Origination & Advisory	2,012	1,246	998	765	61	249	25
Debt Origination	1,290	843	412	447	53	431	105
Equity Origination	187	102	101	84	82	1	1
Advisory	535	301	485	234	78	(184)	(38)
Research and Other	(64)	21	157	(85)	N/M	(136)	(87)
Total net revenues	10,558	9,160	10,016	1,398	15	(856)	(9)
Provision for credit losses	549	431	319	119	28	112	35
Noninterest expenses
Compensation and benefits	2,682	2,526	2,379	155	6	147	6
General and administrative expenses	3,979	4,091	4,061	(111)	(3)	30	1
Impairment of goodwill and other intangible assets	0	233	0	(233)	N/M	233	N/M
Restructuring activities	(0)	(3)	15	3	(98)	(18)	N/M
Total noninterest expenses	6,661	6,847	6,455	(186)	(3)	391	6
Noncontrolling interests	5	3	15	2	52	(12)	(79)
Profit (loss) before tax	3,343	1,879	3,228	1,463	78	(1,348)	(42)

Employees (front office, full-time equivalent)[1]	4,869	4,843	4,333	26	1	510	12
Employees (business-aligned operations, full-time equivalent)[1]	3,129	3,120	2,811	9	0	309	11
Employees (allocated central infrastructure, full-time equivalent)[1]	12,109	12,101	10,802	8	0	1,299	12
Total employees (full-time equivalent)[1]	20,107	20,063	17,946	44	0	2,117	12
Total assets (in € bn)[1,2]	756	658	677	98	15	(18)	(3)
Risk-weighted assets (in € bn)[1]	130	140	139	(10)	(7)	0	0
of which: operational risk RWA (in € bn)[1,3]	15	22	23	(7)	(32)	(2)	(7)
Leverage exposure (in € bn)[1]	593	546	530	46	8	17	3
Deposits (in € bn)[1]	22	18	16	4	23	1	9
Loans (gross of allowance for loan losses, in € bn)[1]	110	101	103	9	9	(2)	(2)
Cost/income ratio[4]	63.1%	74.7%	64.4%	N/M	(11.6)ppt	N/M	10.3ppt
Post-tax return on average shareholders’ equity[5,6]	9.1%	4.8%	9.3%	N/M	4.3ppt	N/M	(4.5)ppt
Post-tax return on average tangible shareholders’ equity[5,6]	9.4%	4.9%	9.6%	N/M	4.4ppt	N/M	(4.6)ppt

N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year
[1] As of year-end
[2] Segment assets are presented on a consolidated basis, i.e., the amounts do not include intersegment balances
[3] Starting from the first quarter of 2024, the allocation of operational risk RWA has changed. For more information, please refer to section “Note 4 - Business segments and related information” of this report
[4] Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[5] Starting from the first quarter of 2024, the equity allocation framework has been updated. For more information, please refer to section “Note 4 - Business segments and related information” of this report
[6] For the post-tax return on average shareholders’ equity and average tangible shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28 % for the years 2024, 2023 and 2022; for further information, please refer to “Supplementary Information (Unaudited): Non-GAAP Financial Measures” of this report
Private Bank
				2024 increase (decrease) from 2023		2023 increase (decrease) from 2022
in € m. (unless stated otherwise)	2024	2023	2022	in € m.	in %	in € m.	in %
Net revenues:
Personal Banking	5,304	5,570	5,005	(267)	(5)	566	11
Wealth Management & Private Banking	4,082	4,000	4,147	82	2	(147)	(4)
Total net revenues	9,386	9,571	9,152	(185)	(2)	419	5
of which:
Net interest income	5,786	6,156	5,222	(370)	(6)	934	18
Net commissions and fee income	2,956	2,852	3,155	104	4	(303)	(10)
Remaining income	643	563	775	80	14	(212)	(27)
Provision for credit losses	851	783	583	68	9	201	34
Noninterest expenses:
Compensation and benefits	2,934	2,805	2,783	130	5	22	1
General and administrative expenses	4,372	4,696	4,193	(324)	(7)	503	12
Impairment of goodwill and other intangible assets	0	0	0	0	N/M	0	N/M
Restructuring activities	(3)	228	(113)	(231)	N/M	341	N/M
Total noninterest expenses	7,304	7,730	6,863	(426)	(6)	866	13
Noncontrolling interests	0	0	0	(0)	(45)	(0)	(12)
Profit (loss) before tax	1,231	1,058	1,705	173	16	(648)	(38)

Employees (front office, full-time equivalent)[1]	16,961	18,403	18,853	(1,442)	(8)	(450)	(2)
Employees (business-aligned operations, full-time equivalent)[1]	7,917	7,802	8,018	115	1	(216)	(3)
Employees (allocated central infrastructure, full-time equivalent)[1]	12,193	12,205	10,839	(12)	(0)	1,366	13
Total employees (full-time equivalent)[1]	37,072	38,411	37,710	(1,339)	(3)	701	2
Total assets (in € bn)[1,2]	324	331	333	(7)	(2)	(2)	(1)
Risk-weighted assets (in € bn)[1]	97	86	88	11	13	(1)	(2)
of which: operational risk RWA (in € bn)[1,3]	14	8	8	7	88	0	0
Leverage exposure (in € bn)[1]	336	339	344	(2)	(1)	(6)	(2)
Deposits (in € bn)[1]	320	308	317	13	4	(10)	(3)
Loans (gross of allowance for loan losses, in € bn)[1]	257	261	265	(4)	(1)	(4)	(1)
Assets under Management (in € bn)[1,4]	633	578	543	55	10	35	6
Net flows (in € bn)	29	23	31	6	26	(8)	(26)
Cost/income ratio[5]	77.8%	80.8%	75.0%	N/M	(2.9)ppt	N/M	5.8ppt
Post-tax return on average shareholders' equity[6,7]	5.2%	4.8%	8.6%	N/M	0.4ppt	N/M	(3.8)ppt
Post-tax return on average tangible shareholders’ equity[6,7]	5.2%	5.2%	9.2%	N/M	0.1ppt	N/M	(4.0)ppt

N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year
[1] As of year-end
[2] Segment assets are presented on a consolidated basis, i.e., the amounts do not include intersegment balances
[3] Starting from the first quarter of 2024, the allocation of operational risk RWA has changed. For more information, please refer to section “Note 4 - Business segments and related information” of this report
[4] Assets under Management include assets held on behalf of customers for investment purposes and/or client assets that are advised or managed by Deutsche Bank. They are managed on a discretionary or advisory basis or are deposited with the bank. Deposits are considered Assets under Management if they serve investment purposes. In Personal Banking, this includes Term deposits and Savings deposits. In Wealth Management & Private Banking (excl. Business Banking), it is assumed that all customer deposits are held with the bank primarily for investment purposes and accordingly are classified as Assets under Management. Within the Private Bank business ‘Wealth Management & Private Banking’, private clients benefit from a wider product range with increased emphasis on investment advice. As a result, starting 2024, demand deposits of Private Banking in Germany were reclassified to Assets under Management, ensuring a consistent treatment within ‘Wealth Management & Private Banking’. In instances in which Private Bank distributes investment products qualifying as Assets under Management which are managed by DWS, these assets are reported as Assets under Management for Private Bank and for Asset Management (DWS) because they are two distinct, independent qualifying services
[5] Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[6] Starting from the first quarter of 2024, the equity allocation framework has been updated. For more information, please refer to section “Note 4 - Business segments and related information” of this report
[7] For the post-tax return on average shareholders’ equity and average tangible shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28 % for the years 2024, 2023 and 2022 ; for further information, please refer to “Supplementary Information (Unaudited): Non-GAAP Financial Measures” of this report
Asset Management
				2024 increase (decrease) from 2023		2023 increase (decrease) from 2022
in € m. (unless stated otherwise)	2024	2023	2022	in € m.	in %	in € m.	in %
Net revenues
Management fees	2,479	2,314	2,458	164	7	(143)	(6)
Performance and transaction fees	148	128	125	20	16	2	2
Other	23	(59)	24	82	N/M	(84)	N/M
Total net revenues	2,649	2,383	2,608	267	11	(225)	(9)
Provision for credit losses	(1)	(1)	(2)	0	(23)	1	(50)
Noninterest expenses
Compensation and benefits	919	891	899	28	3	(8)	(1)
General and administrative expenses	904	934	883	(29)	(3)	51	6
Impairment of goodwill and other intangible assets	0	0	68	0	N/M	(68)	N/M
Restructuring activities	0	0	0	(0)	(43)	(0)	(15)
Total noninterest expenses	1,823	1,825	1,850	(1)	(0)	(26)	(1)
Noncontrolling interests	194	163	174	32	20	(12)	(7)
Profit (loss) before tax	632	396	585	236	60	(188)	(32)

Employees (front office, full-time equivalent)[1]	2,069	2,062	2,059	7	0	3	0
Employees (business-aligned operations, full-time equivalent)[1]	2,506	2,325	2,225	181	8	100	4
Employees (allocated central infrastructure, full-time equivalent)[1]	594	576	494	18	3	82	17
Total employees (full-time equivalent)[1]	5,169	4,963	4,778	206	4	185	4
Total assets (in € bn)[1,2]	11	10	10	0	2	0	2
Risk-weighted assets (in € bn)[1]	18	15	13	3	22	2	18
of which: operational risk RWA (in € bn)[1,3]	5	3	3	1	35	0	2
Leverage exposure (in € bn)[1]	10	10	9	0	4	0	3
Assets under Management (in € bn)[1,4]	1,012	896	821	115	13	75	9
Net flows (in € bn)	26	28	(20)	(3)	(9)	48	N/M
Cost/income ratio[5]	68.8%	76.6%	70.9%	N/M	(7.8)ppt	N/M	5.6ppt
Post-tax return on average shareholders' equity[6,7]	8.0%	5.1%	7.3%	N/M	2.9ppt	N/M	(2.2)ppt
Post-tax return on average tangible shareholders’ equity[6,7]	18.0%	12.0%	17.0%	N/M	6.1ppt	N/M	(5.1)ppt

N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year
[1] As of year-end
[2] Segment assets are presented on a consolidated basis, i.e., the amounts do not include intersegment balances
[3] Starting from the first quarter of 2024, the allocation of operational risk RWA has changed. For more information, please refer to section “Note 4 - Business segments and related information” of this report
[4] Assets under Management (AuM) means assets (a) the segment manages on a discretionary or non-discretionary advisory basis; including where it is the management company and portfolio management is outsourced to a third party; and (b) a third party holds or manages and on which the segment provides, on the basis of contract, advice of an ongoing nature including regular or periodic assessment, monitoring and/or review. AuM represent both collective investments (including mutual funds and exchange-traded funds) and separate client mandates. AuM are measured at current market value based on the local regulatory rules for asset managers at each reporting date, which might differ from the fair value rules applicable under IFRS. Measurable levels are available daily for most retail products but may only update monthly, quarterly or even yearly for some products. While AuM do not include the segment’s investments accounted for under equity method, they do include seed capital and any committed capital on which the segment earns management fees. In instances in which Private Bank distributes investment products qualifying as Assets under Management which are managed by DWS, these assets are reported as Assets under Management for Private Bank and for Asset Management (DWS) because they are two distinct, independent qualifying services
[5] Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[6] Starting from the first quarter of 2024, the equity allocation framework has been updated. For more information, please refer to section “Note 4 - Business segments and related information” of this report
[7] For the post-tax return on average shareholders’ equity and average tangible shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28 % for the years 2024, 2023 and 2022 ; for further information, please refer to “Supplementary Information (Unaudited): Non-GAAP Financial Measures” of this report
Corporate & Other
				2024 increase (decrease) from 2023		2023 increase (decrease) from 2022
in € m. (unless stated otherwise)	2024	2023	2022	in € m.	in %	in € m.	in %
Net revenues	1,406	2,324	(1,050)	(918)	(40)	3,373	N/M
Provision for credit losses	83	26	(9)	57	N/M	35	N/M
Noninterest expenses
Compensation and benefits	3,593	3,378	3,235	215	6	143	4
General and administrative expenses	(1,494)	(2,731)	(2,199)	1,237	(45)	(532)	24
Impairment of goodwill and other intangible assets	0	0	0	0	N/M	0	N/M
Restructuring activities	0	(1)	(2)	1	N/M	1	(40)
Total noninterest expenses	2,099	646	1,035	1,453	N/M	(388)	(38)
Noncontrolling interests	(199)	(166)	(190)	(33)	20	24	(12)
Profit (loss) before tax	(577)	1,817	(1,886)	(2,394)	N/M	3,703	N/M

Total Employees (full-time equivalent)[1]	36,269	35,917	32,186	352	1	3,731	12
Risk-weighted assets (in € bn)[1]	34	40	46	(6)	(15)	(6)	(13)
Leverage exposure (in € bn)[1]	38	39	36	(1)	(3)	3	7

N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year
[1] As of year-end
Entity-wide disclosures
The Group’s entity-wide disclosures include net revenues from internal and external counterparties. Excluding revenues from internal counterparties would require disproportionate IT investment and is not in line with the bank's management approach. For details of the net revenue components please see “Management Report: Operating and Financial Review: Results of Operations: Corporate Divisions”.
To bring several key regions closer together to better serve Deutsche Bank’s clients, an updated regional governance structure was introduced in 2024 for the bank’s markets in Europe, the Middle East and Africa (EMEA), Asia Pacific and Germany. From May 2024 onwards, the region Middle East & Africa (MEA) includes the countries Israel and Turkey and rolls up into the new main region Asia Pacific & MEA. The remaining region EMEA was renamed to Europe. Prior years’ comparatives are presented in the current reporting structure.
The following table presents total net revenues (before provision for credit losses) by geographic area for the years ended December 31, 2024, 2023 and 2022 respectively. The information presented for Corporate Bank, Investment Bank, Private Bank and Asset Management has been classified based primarily on the location of the Group’s office in which the revenues are recorded. The information for Corporate & Other is presented on a global level only, as management responsibility for Corporate & Other is held centrally.
in € m.	2024	2023	2022
Germany:
Corporate Bank	3,811	4,225	3,166
Investment Bank	641	573	587
Private Bank	6,389	6,567	5,876
Asset Management	1,286	1,211	1,266
Total Germany	12,127	12,576	10,894
UK:
Corporate Bank	193	192	143
Investment Bank	3,882	3,503	4,343
Private Bank	46	54	3
Asset Management	404	350	356
Total UK	4,525	4,099	4,844
Rest of Europe:
Corporate Bank	1,238	1,196	1,109
Investment Bank	477	330	293
Private Bank	1,953	1,981	2,185
Asset Management	308	274	275
Total Rest of Europe	3,975	3,782	3,862
Americas (primarily United States):
Corporate Bank	1,090	1,011	975
Investment Bank	3,869	3,042	3,033
Private Bank	475	462	466
Asset Management	562	432	580
Total Americas	5,996	4,946	5,053
Asia/Pacific, Middle East and Africa:
Corporate Bank	1,173	1,094	946
Investment Bank	1,688	1,713	1,761
Private Bank	524	506	621
Asset Management	90	115	131
Total Asia/Pacific, Middle East and Africa	3,476	3,428	3,459
Corporate & Other	1,406	2,324	(1,050)
Consolidated net revenues[1]	31,504	31,155	27,063

Prior year’s comparatives aligned to presentation in the current year
[1] Consolidated net revenues comprise interest and similar income, interest expenses and total noninterest income (including net commission and fee income); revenues are attributed to countries based on the location in which the Group’s booking office is located; the location of a transaction on the Group’s books is sometimes different from the location of the headquarters or other offices of a customer and different from the location of the Group’s personnel who entered into or facilitated the transaction; where the Group records a transaction involving its staff and customers and other third parties in different locations frequently depends on other considerations, such as the nature of the transaction, regulatory considerations and transaction processing considerations